Commitments and Contingencies - Additional Information (Detail) - USD ($)	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 17, 2020
Deferred underwriting commissions payable per unit	$ 0.35	$ 0.35		$ 0.35		$ 0.35
Deferred underwriting commissions	$ 13,081,250	$ 13,081,250		$ 13,081,250		$ 13,081,250		$ 13,100,000
Per unit	$ 0.01			$ 0.01
Deferred legal fees	$ 500,000			$ 500,000				500,000
Enjoy Technology Inc [Member]
Operating Leases, Rent Expense	2,700,000		$ 2,000,000.0	7,600,000	$ 5,200,000	7,300,000	$ 6,000,000.0
Loss Contingency Accrual, Payments				0		0
Indemnification loss reserve	0	0		0		0	0
Enjoy Technology Inc [Member] | Other Noncurrent Assets [Member]
Security Deposit	4,000,000.0	3,500,000		4,000,000.0		3,500,000	2,300,000
Enjoy Technology Inc [Member] | Standby Letters of Credit [Member]
Letters of Credit Outstanding, Amount	$ 5,500,000	$ 5,500,000		$ 5,500,000		$ 5,500,000	$ 4,300,000
Over-Allotment Option [Member]
Overallotment Option Vesting Period		45 days		45 days
Stock issued during the period shares		4,875,000		4,875,000
IPO [Member]
Underwriting discount paid per unit	$ 0.20	$ 0.20		$ 0.20		$ 0.20
Underwriting discount paid		$ 7,500,000		$ 7,500,000
Reimbursement received		$ 3,000,000.0		$ 3,000,000.0
Deferred underwriting commissions								$ 13,100,000